SHORT-TERM AND LONG-TERM DEBT - Short-term Debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	May 14, 2018
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper1	$ 3,430	$ 1,735
Current portion of long-term debt	1,060	976
Lease obligations	66	74
Total	$ 4,556	$ 2,785
Borrowings			$ 1,000
Weighted average
Disclosure of detailed information about borrowings [line items]
Current borrowings, interest rate	2.90%	3.10%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,445